SUBSEQUENT EVENTS (Details Textual) $ in Thousands			12 Months Ended
	Apr. 06, 2023	Mar. 01, 2023 USD ($) ha	Dec. 31, 2022
Statement [Line Items]
Percentage of dividend agreed for proposal	50.00%
Percentage of dividend provisioned according to the policy			40.00%
Fire Calamity Event [Member]
Statement [Line Items]
Fire prevention and combat measures			the Company has more than 1,300 professional forestry brigade members, duly trained and equipped for firefighting, as well as 700 liquidation forestry brigade members. Additionally, the Company has 89 car bombs, 30 runways and helipads, a total of 35 aircrafts (11 tanker planes, 17 tanker and brigade transport helicopters, 4 heavy-duty helicopters and 3 coordination planes), 18 skidders, 2 bulldozers, 130 detection towers with cameras systems, a satellite fire detection service, and 3 detection centers, in addition to the support of national and international specialist companies.
Area of forest plantations affected by fire | ha		47,000
Loss from catastrophes | $		$ 50,000